Other accounts receivable and other assets, net, and other accounts payable, provisions and other liabilities -Summary of cash flow hedges reclassified to consolidated income statements (Detail) - PEN (S/)
S/ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Reclassified gain (loss) for cash flow hedges	S/ (128,650)	S/ 204,047
Interest expenses from cash flow hedges
Disclosure of financial assets [line items]
Reclassified gain (loss) for cash flow hedges	(78,300)	(71,009)
Interest income from cash flow hedges
Disclosure of financial assets [line items]
Reclassified gain (loss) for cash flow hedges	62,158	57,550
Expenses for exchange differences from cash flow hedges
Disclosure of financial assets [line items]
Reclassified gain (loss) for cash flow hedges	(337,907)	(128,820)
Income for exchange differences from cash flow hedges
Disclosure of financial assets [line items]
Reclassified gain (loss) for cash flow hedges	S/ 225,399	S/ 346,326